PRIVATE PLACEMENT (Details) - USD ($)		4 Months Ended	9 Months Ended
	Dec. 22, 2020	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 7,400,000
Exercise price of warrant	$ 11.50
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued			4,933,333	4,933,333
Price of warrants			$ 1.50
Aggregate purchase price			$ 7,400,000
Number of shares per warrant			1
Exercise price of warrant			$ 11.50
Private Placement.
Subsidiary, Sale of Stock [Line Items]
Price of warrants	$ 11.50
Private Placement. | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	4,933,333
Price of warrants	$ 1.50
Aggregate purchase price	$ 7,400,000
Number of shares per warrant	1